Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2018
BALANCE SHEET COMPONENTS [Abstract]
Balance sheet components account and financing receivables, net

	As of December 31,
	2017	2018
Account and financing receivables, net
Accounts receivable	$256,131	251,853
Financing receivables	0	46,238
Allowance for doubtful accounts and credit losses	(5,663)	(16,918)

	$250,468	281,173

Balance sheet components movement of allowance for doubtful accounts

	Balance at the beginning of year	Additional provision for bad debt, net of recoveries	Write-offs	Exchange difference	Balance at the end of year
2016	3,976	7,109	(5,992)	(252)	4,841
2017	4,841	9,076	(8,634)	380	5,663
2018	5,663	15,659	(3,848)	(556)	16,918

Balance sheet components other assests and liabilities

	As of December 31,
	2017	2018
Prepaid and other current assets
Matching loan due from a related party (See Note 8)	$32,005	$31,607
Prepaid content and license	35,442	30,033
Prepaid taxes	35,551	30,524
Receivables from third party payment service providers	367	14,012
Prepaid cost of revenue	14,782	13,794
Inventory	4,730	12,726
Prepaid rental deposit	9,314	9,287
Receivables from third party payment platforms	3,350	8,844
Interest receivable from short term investments	2,515	3,645
Prepaid office rent and facilities expenses	3,265	3,025
Employee advances	4,109	2,275
Prepaid advertising and promotion fees	3,371	230
Loans to third parties	28,544	0
Due from 7Road	5,344	0
Others	9,986	8,303

	$192,675	$168,305

Prepaid non-current assets
Prepaid PRC income tax for the sale of assets associated with 17173.com by Sohu to Changyou	$4,020	$2,870
Others	191	237

	$4,211	$3,107

Other short-term liabilities
Contract deposits from advertisers	$29,078	$40,073
Matching loans due to a related party (See Note 8)	31,192	32,719
Deposits related to Focus	29,889	21,648
Donation payable	7,652	0
Consideration payable for equity investment	6,427	5,960
Depository payable reimbursement	0	4,985
Early exercise of Sogou share options for trust arrangements	4,503	2,702
Accrued liabilities to suppliers	6,725	3,288
Government grant	765	0
Foreign exchange forward contracts	715	0
Others	19,354	12,710

	$136,300	$124,085

Receipts in advance and deferred revenue
Receipts in advance relating to:
brand advertising business	$12,858	$10,069
search and search-related business	66,223	65,465
online game business	18,498	19,014
others business	5,327	3,602

Total receipts in advance	102,906	98,150
Deferred revenue	24,852	26,632

	$127,758	$124,782